Expenses (Details) - Schedule of Cost of Revenue Consists - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cost of revenue consists of :
Cost of materials consumed		$ 17,722
Broadcaster/Subscription Fees	12,715,217
Lease Line/Bandwidth charges	1,091,700
Cable Hardware & Networking Exp.	28,129
Ham Charges	3,156
Activation installation costs	37,217
Programming expenses	8,872
Cost of revenue	$ 13,884,291	$ 17,722